UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     John C. Bennett, Jr.
          -------------------------------------
Address:  One Logan Square
          -------------------------------------
          24th Floor
          -------------------------------------
          18th and Cherry Streets
          -------------------------------------
          Philadelphia, PA  19103-6996
          -------------------------------------

Form 13F File Number:  28-    N/A


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
           -----------------------------------
Title:     Associate
           -----------------------------------
Phone:     (202) 778-9191
           -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Mehrdad Mehrespand as attorney-in-fact* Washington, D.C.    August __, 2002
-------------------------------------------  ----------------    ---------------
        [Signature]                           [City, State]          [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     *Power of Attorney attached.

  Form 13F File Number         Name

  28-    04580           PNC Bank Delaware
  28-    07144           Wachovia Bank, N.A.
  28-    00694           JP Morgan Chase & Co.
  28-    03545           Brown Brothers Harriman & Co.
       ---------------   ---------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4
                                      ------------------------

Form 13F Information Table Entry Total:  19
                                      ------------------------

Form 13F Information Table Value Total:  $50,875
                                      ------------------------
                                          (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number      Name

   1         28-04580                   PNC Bank Delaware
  -----      --------------------      ------------------------------
   2         28-07144                   Wachovia Bank, N.A.
  -----      --------------------      ------------------------------
   3         28-00694                   JP Morgan Chase & Co.
  -----      --------------------      ------------------------------
   4         28-03545                   Brown Brothers Harriman & Co.
  -----      --------------------      ------------------------------

                           FORM 13-F INFORMATION TABLE

   COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
----------------  ----------   ----------  ----------  -----------------------   ----------   ----------   -----------------------
                   TITLE OF                  VALUE     SHRS OR   SH/     PUT/    INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER       CLASS       CUSIP      (x$1000)   PRN AMT   PRN     CALL    DISCRETION    MANAGERS     SOLE    SHARED    NONE
----------------  ----------   ----------  ----------  -----------------------   ----------   ----------   -----------------------
3MCO               Common        88579Y101   $221      1,800     SH              Sole                       100

International      Common        459200101   $2,383    33,100    SH              Sole                       200
Business Machs
                                                                                 Shared-other    1,2,4              32,900

                                POWER OF ATTORNEY
                             For Executing Form 13F

      KNOW ALL BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Cary J. Meer, Mehrdad Mehrespand and Dale Proctor, signing singly, his/her true and lawful attorney-in-fact to:

(1) execute for and on behalf of the undersigned Forms 13F, and amendments thereto, in accordance with Section 13(f) of the Securities Exchange Act of 1934, as amended, and the rules thereunder;

(2) do and perform any and all acts for and on behalf of the undersigned that may be necessary or desirable to complete the execution of any such Form 13F, or amendment thereto, and the filing of such form with the United States Securities and Exchange Commission and any other authority; and

(3) take any other action of any type whatsoever in connection with the foregoing that, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in his/her discretion.

      The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary and proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or his/her substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Section 13 of the Securities Exchange Act of 1934, as amended.

      This power-of-attorney shall expire when the undersigned ceases to be required to file a Form 13F with the United States Securities and Exchange Commission or any other authority.

      IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of August, 2002.


                                          /s/ John C. Bennett, Jr.
                                          ------------------------
                                          Signature


                                          /s/ John C. Bennett, Jr.
                                          ------------------------
                                          Print Name

State of Pennsylvania)
               )  ss.
County of Pennsylvania)

      Sworn to before me this 12th day of August, 2002.


                                          /s/ Norma M. Harris
                                          ------------------------
                                          Notary Public

(SEAL)

                                       2